Income Tax - Schedule of Reconciles to Company’s Effective Tax Rate (Details) - USD ($)	9 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2024	Mar. 31, 2023
Schedule of Reconciles to Company’s Effective Tax Rate [Abstract]
Pre-tax book (loss) income (in Dollars)	$ (2,528,497)	$ 1,939,885	$ 3,078,155	$ 2,200,467
Federal Statutory rate	21.00%	21.00%	21.00%	21.00%
State income tax rate, net of federal income tax benefit	4.30%	8.00%	7.90%	9.50%
City income tax rate, net of federal income tax benefit	3.70%	5.00%	5.00%	6.90%
Foreign statutory rate	0.40%	(0.40%)
Permanent differences	(4.00%)	5.30%	5.20%	1.60%
Return to project adjustment	(4.80%)	(1.40%)	(0.80%)	(1.60%)
Total	20.60%	37.50%